Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Income / (Loss)

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim consolidated statements of comprehensive income / (loss):

	Nine Months Ended September 30,
	2016	2017
Included in Voyage related costs and commissions
Charter hire commissions	$236	$279

Included in Management fees, related parties
Ship-management fees	460	532

Included in General and administrative expenses
Administration fees	1,198	1,197

Total	$1,894	$2,008